Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Changes in accounting policies and newly adopted accounting policies
Changes in accounting policies and newly adopted accounting policies

The Group has applied the following amendments to IFRSs issued by the IASB to this interim financial report for the current accounting period:

●	Amendments to IAS 21, Lack of Exchangeability

This amendment does not have a material effect on how the Group’s results and financial position for the current or prior periods have been prepared or presented in this interim financial report. The Group has not applied any new standard or interpretation that is not yet effective for the current accounting period.